Net Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 103,896	$ 92,167
Total accumulated amortization	(63,245)	(56,242)
Subtotal	40,651	35,925
Goodwill	7,078	7,119
Net intangible assets including goodwill	47,729	43,044
Total amortization expense	10,297	8,976	$ 14,332
Estimated aggregate amortization expense for 2017	16,162
Estimated aggregate amortization expense for 2018	11,402
Estimated aggregate amortization expense for 2019	4,737
Estimated aggregate amortization expense for 2020	1,635
Estimated aggregate amortization expense for 2021	1,239
Estimated aggregate amortization expense thereafter	5,476
Brazil [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	5,013	5,100
Chile [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	1,209	1,110
Argentina [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	350	411
Ecuador [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	273	273
Peru [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	174	167
Colombia [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill	59	58
Computer Software Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	72,717	66,969
Initial Franchise Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	15,572	15,039
Reacquired Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	13,667	8,219
Letter of Credit Fees [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	940	940
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 1,000	$ 1,000